Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Taxation [Abstract]
TAXATION
13.	TAXATION

(Loss) profit before income taxes consists of:

	Six Months Ended June 30,
	2017	2018
	US$	US$

Non-PRC	1,384	1,942
PRC	(1,441)	2,490

	(57)	4,432

Income tax expenses comprise of:

	Six Months Ended June 30,
	2017	2018
	US$	US$

Current	(943)	(187)
Deferred	53	(850)

	(890)	(1,037)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2017 and 2018 applicable to the PRC operations to income tax expenses is as follows:

	Six Months Ended June 30,
	2017	2018
	US$	US$

(Loss) profit before income taxes	(57)	4,432

Income tax benefit (expenses) computed at the statutory income tax rate at 25%	14	(1,108)
Non-deductible expenses	(304)	272
Non-taxation income	67	-
Preferential rate	(102)	464
Current and deferred tax rate differences	(120)	(225)
Foreign rate differences	(266)	(222)
Change of valuation allowance	(116)	811
Prior year provision to return true up	-	(848)
Interest expenses	(63)	(181)

Income tax expenses	(890)	(1,037)

Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,	As of June 30,
	2017	2018
	US$	US$
Deferred tax assets
Inventories provision	229	227
AR provision	-	69
Accrued salary and welfare payable	165	316
Property and equipment	14	14
Tax losses	14,769	13,478
Valuation allowance	(13,714)	(12,903)
Total deferred tax assets	1,463	1,201
Deferred tax liabilities
Intangible assets	2,004	1,790
Deferred cost of revenues	1,551	2,260

Total deferred tax liabilities	3,555	4,050

As of June 30, 2018, the Group had net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of US$32,015, which will expire from 2018 to 2022. The Group has net tax operating loss from its HK subsidiary of US$14,276, which will not expire.

As of June 30, 2018, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries and the Consolidated VIEs to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries and the Consolidated VIEs is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2017 and June 30, 2018, the Group recorded unrecognized tax benefits of US$4,547 and US$5,133, respectively, of which, US$2,764 and US$3,531, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefits and its related interests are primarily related to under-reported intercompany profit. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2017 and June 30, 2018, unrecognized tax benefits of US$2,043 and US$2,702, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	Six Months Ended June 30,
	2017	2018
	US$	US$

Balance at beginning of period	4,053	4,547
Additions based on tax positions related to the current year	170	644
Foreign currency translation difference	(353)	(58)

Balance at end of period	3,870	5,133

In the six months ended June 30, 2017 and 2018, the Group recorded interest expenses accrued in relation to the unrecognized tax benefits of US$63 and US$181 in income tax expenses, respectively. Accumulated interest expenses recorded by the Group was US$151 and US$519 as of June 30, 2017 and 2018, respectively. As of June 30, 2018, the tax years ended December 31, 2013 through 2018 for the PRC subsidiaries and the VIE remain open for statutory examination by the PRC tax authorities.

16.	TAXATION

Enterprise income tax (“EIT”)

British Virgin Islands

The Company is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC, India and Hong Kong. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gains.

Cayman Islands

Borqs International is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC, India and Hong Kong. Under the current laws of the Cayman Islands, Borqs International is not subject to tax on income or capital gains.

Hong Kong

Borqs HK is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2015, 2016 and 2017. No provision for Borqs HK profits tax has been made in the consolidated financial statements as the entity had losses in the years ended December 31, 2015, 2016 and 2017.

India

Borqs India is subject to income tax rate of 32.45% for the years ended December 31, 2015, 2016 and 2017. Amounts of US$1,158, US$1,684 and US$2,024 are included as income tax expense for the years ended December 31, 2015, 2016 and 2017, respectively.

The PRC

The Group’s PRC subsidiaries are incorporated in the PRC and subject to PRC EIT on the taxable income in accordance with the relevant PRC income tax laws.

Effective January 1, 2008, the statutory corporate income tax rate is 25%, except for certain entities eligible for preferential tax rates.

BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and is eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate, which will expire in July 2018. For the years ended December 31, 2015, 2016 and 2017, BORQS Beijing enjoyed a preferential tax rate of 15%.

Yuantel Telecom was qualified for a High and New Technology Enterprises (“HNTE”) since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2015, 2016 and 2017, Yuantel Telecom enjoyed a preferential tax rate of 15%.

The Group’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2015, 2016 and 2017.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2017, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2017, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Group is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Group will continue to monitor changes in the interpretation or guidance of this law.

Profit (loss) before income taxes consists of:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Non-PRC	3,241	2,777	(7,138)
PRC	(1,595)	2,478	(2,902)

	1,646	5,255	(10,040)

Income tax expense comprises of:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Current	(1,895)	(2,257)	(1,382)
Deferred	1,044	(402)	(937)

	(851)	(2,659)	(2,319)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2015, 2016 and 2017 applicable to the PRC operations to income tax expense is as follows:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Profit (loss) before income taxes	1,646	5,255	(10,040)

Income tax (expense) income computed at the statutory income tax rate at 25%	(412)	(1,314)	2,510
Non-deductible expenses	(166)	(491)	(2,698)
Non-taxation income	1,300	414	68
Preferential rate	(423)	400	(324)
Current and deferred tax rate differences	790	310	55
Foreign rate differences	(292)	560	(426)
Change of valuation allowance	(1,643)	(2,529)	(1,039)
Taxable income	-	-	(215)
Deferred tax	-	74	-
Interest expense	(5)	(83)	(250)

Income tax expense	(851)	(2,659)	(2,319)

Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,
	2016	2017
	US$	US$
Deferred tax assets
Inventories provision	156	229
Accrued salary and welfare payable	274	165
Property and equipment	20	14
Tax losses	13,279	14,769
Valuation allowance	(12,675)	(13,714)
Total deferred tax assets	1,054	1,463

Deferred tax liabilities
Intangible assets	2,146	2,004
Deferred cost of revenue	24	1,551

Total deferred tax liabilities	2,170	3,555

As of December 31, 2017, the Group had net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of US$38,503, which will expire from 2018 to 2022. The Group has net tax operating loss from its HK subsidiary of US$15,500, which will not expire.

As of December 31, 2017, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries and the Consolidated VIEs to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries and the Consolidated VIEs is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2016 and 2017, the Group recorded an unrecognized tax benefits of US$4,053 and US$4,547, respectively, of which, US$2,381 and US$2,764, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefits and its related interest are primarily related to under-reported intercompany profit. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2016 and 2017, unrecognized tax benefits of US$1,681 and US$2,043, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of year	620	2,177	4,053
Additions based on tax positions related to the current year	1,557	1,876	217
Foreign currency translation difference	-	-	277

Balance at end of year	2,177	4,053	4,547

In the years ended December 31, 2016 and 2017, the Group recorded interest expense accrued in relation to the unrecognized tax benefit of US$83 and US$250 in income tax expense, respectively. Accumulated interest expense recorded by the Group was US$88 and US$338 as of December 31, 2016 and 2017, respectively. As of December 31, 2017, the tax years ended December 31, 2012 through 2017 for the PRC subsidiaries and the VIE remain open for statutory examination by the PRC tax authorities.